VARIABLE INTEREST ENTITIES ("VIE") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Restricted cash	$ 415,860	$ 408,563
Total assets	4,256,911	4,269,198	$ 3,899,742
Long-term interest bearing debt - current portion	451,454	491,398
Long-term debt	1,320,599	1,344,509
Liabilities	2,347,085	2,353,019
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash	69,853	35,450
Total assets	70,021	39,068
Short-term interest bearing debt	388,628	408,978
Long-term interest bearing debt - current portion	21,532	15,650
Long-term debt	419,239	285,700
Liabilities	1,034,544	912,053
Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash	168	3,618
Short-term interest bearing debt	205,145	$ 201,725
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	10,912
Total assets	10,912
Short-term interest bearing debt	31,648
Long-term interest bearing debt - current portion	7,650
Long-term debt	129,068
Liabilities	168,366
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	35,369
Total assets	35,369
Short-term interest bearing debt	182,540
Long-term interest bearing debt - current portion	0
Long-term debt	0
Liabilities	182,540
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	12,230
Total assets	12,230
Short-term interest bearing debt	22,384
Long-term interest bearing debt - current portion	8,000
Long-term debt	138,933
Liabilities	169,317
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	10
Total assets	10
Short-term interest bearing debt	152,056
Long-term interest bearing debt - current portion	0
Long-term debt	0
Liabilities	152,056
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	0
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	0
Total assets	168
Short-term interest bearing debt	0
Long-term interest bearing debt - current portion	0
Long-term debt	0
Liabilities	205,145
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	168
Short-term interest bearing debt	205,145
CCBFL Lessor Agreement [Member] | Variable Interest Entity, Primary Beneficiary | Golar Seal [Member]
Variable Interest Entity [Line Items]
Restricted cash	11,332
Total assets	11,332
Short-term interest bearing debt	0
Long-term interest bearing debt - current portion	5,882
Long-term debt	151,238
Liabilities	157,120
CCBFL Lessor Agreement [Member] | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations | Golar Seal [Member]
Variable Interest Entity [Line Items]
Restricted cash	0
Long-term debt	$ 0